Equity and Redeemable Noncontrolling Interest - Rollforward of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 10,319	$ 28,989	$ 28,989	$ 39,781	$ 33,679
Change in unrealized depreciation of investments	4,020	(16,874)	(40,401)	(7,457)	8,895
Change in deferred policy acquisition costs adjustment and other	(595)	2,830	6,746	1,719	(1,183)
Change in future policy benefits	(116)	797	1,822	458	(870)
Change in cash flow hedges	(7)	224	203
Change in foreign currency translation adjustments	37	(24)	(109)	(22)	61
Change in net actuarial loss	3		2	1	(2)
Change in deferred tax asset (liability)	(631)	1,796	4,996	984	(1,571)
Other comprehensive income (loss)	2,805	(10,259)	(25,106)	(4,091)	5,330
Other				20
Balance, end of period	12,465	21,593	10,319	28,989	39,781
Market Risk Benefit, Change in Fair Value, Gain (Loss), Net	94	992	1,635	226
Cumulative effect of change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period				(1,157)	(246)
Balance, end of period					(1,157)
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(16,863)	8,233	8,233	14,653	9,329
Change in unrealized depreciation of investments	4,020
Other comprehensive income (loss)	2,796	(10,259)	(25,096)	(4,091)	5,324
Balance, end of period	(14,067)	(2,026)	(16,863)	8,233	14,653
Total | Cumulative effect of change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period				(2,349)
Balance, end of period					(2,349)
Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(92)	(31)	(31)	(62)	0
Other comprehensive income (loss)	30	(51)	(61)	31	(62)
Balance, end of period	(62)	(82)	(92)	(31)	(62)
Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken | Cumulative effect of change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period				0
Balance, end of period					0
Unrealized Appreciation (Depreciation) of All Other Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(19,380)	12,315	12,315	14,698	9,361
Other comprehensive income (loss)	3,132	(13,376)	(31,695)	(5,638)	5,337
Other				20
Balance, end of period	(16,248)	(1,061)	(19,380)	12,315	14,698
Unrealized Appreciation (Depreciation) of All Other Investments | Cumulative effect of change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period				3,235
Balance, end of period					3,235
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	157
Other comprehensive income (loss)	(4)	177	157
Balance, end of period	153	177	157
Foreign Currency Translation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(100)	(9)	(9)	11	(40)
Other comprehensive income (loss)	36	(23)	(101)	(20)	57
Balance, end of period	(73)	(32)	(100)	(9)	11
Foreign Currency Translation Adjustments | Cumulative effect of change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period				0
Balance, end of period					0
Retirement Plan Liabilities Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	9	7	7	6	8
Other comprehensive income (loss)	2		2	1	(2)
Balance, end of period	11	7	9	7	6
Retirement Plan Liabilities Adjustment | Cumulative effect of change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period				0
Balance, end of period					0
Noncontrolling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Noncontrolling interests	9	0	(10)	0	6
Foreign Currency Translation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Noncontrolling interests	9	0	(10)	0	6
Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in unrealized depreciation of investments	38	(64)	(78)	39	(89)
Change in deferred policy acquisition costs adjustment and other					11
Change in deferred tax asset (liability)	(8)	13	17	(8)	16
Other comprehensive income (loss)	30	(51)	(61)	31	(62)
Unrealized Appreciation (Depreciation) of All Other Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in unrealized depreciation of investments	3,982	(16,810)	(40,323)	(7,496)	8,984
Change in deferred policy acquisition costs adjustment and other					(1,194)
Change in future policy benefits	(116)	797	1,822	458	(870)
Change in deferred tax asset (liability)	(734)	2,637	6,806	1,400	(1,583)
Other comprehensive income (loss)	3,132	(13,376)	(31,695)	(5,638)	5,337
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in cash flow hedges	(7)	224	203
Change in deferred tax asset (liability)	3	(47)	(46)
Foreign Currency Translation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in foreign currency translation adjustments	37	(24)	(109)	(22)	61
Change in deferred tax asset (liability)	(1)	1	8	2	(4)
Other comprehensive income (loss)	36	(23)	(101)	(20)	57
Retirement Plan Liabilities Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in net actuarial loss	3		2	1	(2)
Change in deferred tax asset (liability)	(1)
Other comprehensive income (loss)	2	0	2	1	(2)
AOCI, Market Risk Benefit, Instrument-Specific Credit Risk, Portion Attributable To Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in deferred tax asset (liability)	(20)	(210)	(341)	(47)
Other comprehensive income (loss)	74	782	1,294	179	0
Market Risk Benefit, Change in Fair Value, Gain (Loss), Net	94	992	1,635	226
AOCI, Market Risk Benefit, Instrument-Specific Credit Risk, Portion Attributable To Noncontrolling Interest | Cumulative effect of change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period				(1,838)
Balance, end of period					(1,838)
AOCI, Market Risk Benefit, Change In Discount Rates, Including Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in deferred policy acquisition costs adjustment and other	(595)	2,830	6,746	1,719
Change in deferred tax asset (liability)	130	(598)	(1,448)	(363)
Other comprehensive income (loss)	(465)	2,232	5,298	1,356	0
AOCI, Market Risk Benefit, Change In Discount Rates, Including Noncontrolling Interest | Cumulative effect of change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period				(3,746)
Balance, end of period					(3,746)
Change In Fair Value Of Market Risk Benefits Attributable To Changes In The Instrument- Specific Risk, Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(365)	(1,659)	(1,659)		0
Other comprehensive income (loss)	74	782	1,294	179
Balance, end of period	(291)	(877)	(365)	(1,659)
AOCI, Market Risk Benefit, Change In Discount Rates, Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	2,908	(2,390)	(2,390)		$ 0
Other comprehensive income (loss)	(465)	2,232	5,298	1,356
Balance, end of period	$ 2,443	$ (158)	$ 2,908	$ (2,390)